Financial Risk Management Objectives and Policies - Schedule of Credit Risk Exposure by Risk Rating Grades for Trade Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 107,381	€ 91,694
Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ (1,924)	€ (2,763)
Current (Not Past Due)
Disclosure of provision matrix [line items]
Weighted-Average Loss Rate	0.00%	0.00%
Current (Not Past Due) | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 88,436	€ 66,167
1-30 Days Past Due
Disclosure of provision matrix [line items]
Weighted-Average Loss Rate	0.00%	0.00%
1-30 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 16,315	€ 15,839
31-60 Days Past Due
Disclosure of provision matrix [line items]
Weighted-Average Loss Rate	0.00%	0.00%
31-60 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 673	€ 5,848
61-90 Days Past Due
Disclosure of provision matrix [line items]
Weighted-Average Loss Rate	94.10%	30.50%
61-90 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 555	€ 750
61-90 Days Past Due | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ (522)	€ (229)
More Than 90 Days Past Due
Disclosure of provision matrix [line items]
Weighted-Average Loss Rate	100.00%	82.00%
More Than 90 Days Past Due | Gross Carrying Amount
Disclosure of provision matrix [line items]
Trade receivables	€ 1,402	€ 3,090
More Than 90 Days Past Due | Loss Allowance
Disclosure of provision matrix [line items]
Trade receivables	€ (1,402)	€ (2,534)